RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)								3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2025	Apr. 17, 2025	Feb. 28, 2025	Dec. 31, 2024	Dec. 06, 2024	Nov. 15, 2024	Oct. 16, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Sep. 14, 2023	Feb. 09, 2023	Dec. 31, 2022	Mar. 31, 2022
Related Party Transaction [Line Items]
Incurred costs								$ 1,685,518	$ 1,402,858	$ 5,409,652	$ 5,126,423
Loans payable								356,426		356,426
Fair Value Adjustment of Warrants								$ (422,000)		$ (206,588,000)
Interest rate										10.00%			10.50%	15.50%
Stock Issued During Period, Value, Conversion of Units										$ 100,000,000
Convertible notes payable			$ 100,000,000
Stock Issued During Period, Shares, New Issues			10,000,000
Debt Instrument, Convertible, Conversion Price								$ 10		$ 10
Balance due for this loan				$ 3,766,257				$ 3,736,909		$ 3,736,909		$ 3,805,387	$ 3,766,257	$ 3,805,387
Common stock, par value				$ 0.0001				$ 0.0001		$ 0.0001			$ 0.0001
XCF Global Capital Inc [Member]
Related Party Transaction [Line Items]
Other expenses												0	$ 10,199
Outstanding payable				$ 3,000								13,000	3,000	13,000
Construction in Progress, Gross												12,887,415		12,887,415
Loans payable				3,000								8,000	$ 3,000	$ 8,000
Interest rate													10.00%
Proceeds from Convertible Debt												152,383	$ 2,943,599
Debt Instrument, Interest Rate, Stated Percentage																	10.00%
Interest and Debt Expense												$ 26,541	156,249
Convertible notes payable				$ 5,948,000									$ 5,948,000
Common stock, par value				$ 0.001								$ 0.001	$ 0.001	$ 0.001
Stock issued during period shares conversion of convertible securities				625,000	2,725,000	2,500,000	5,000,000
Other short term borrowings				$ 356,426								$ 356,426	$ 356,426	$ 356,426
Interest expense borrowings												6,054	35,643
Management fee expense												0	101,307
Other accounts payable and accrued liabilities				2,400								29,337	2,400	29,337
Accounts payable current and non current				0								$ 5,000	$ 0	5,000
Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Conversion of Units										$ 1,000
Stock issued during period shares conversion of units										10,000,000
Common Stock [Member] | XCF Global Capital Inc [Member]
Related Party Transaction [Line Items]
Stock issued during period shares acquisitions												17,500,000
Stock Issued During Period, Shares, New Issues												42,500,000
Stock issued during period shares conversion of convertible securities												2,329,743	12,670,034
Related Party [Member]
Related Party Transaction [Line Items]
Outstanding payable				38,932,248				$ 40,287,431		$ 40,287,431		$ 28,617,235	$ 38,932,248	28,617,235
Loans Payable, Fair Value Disclosure								1,400,112		1,400,112
GL [Member]
Related Party Transaction [Line Items]
Fair Value Adjustment of Warrants								(3,112)		(8,112)
XCF and GL [Member]
Related Party Transaction [Line Items]
Fair Value Adjustment of Warrants								5,440		91,440
Debt Instrument, Face Amount		$ 2,500,000
Proceeds from Convertible Debt		$ 300,000
Debt Instrument, Description		(i) 10 business days from the date of Legacy XCF entering into any transaction or series of related transactions, including any equity or debt financing, that results in gross proceeds to the Company of at least $15,000,000 and that directly or indirectly results in the Company’s refinancing, repayment, or restructuring of any portion of its secured debt obligations (“Qualified Financing Event”), unless extended in writing by mutual consent of Legacy XCF and GL or (ii) an event of default (as specified in the promissory note).
Stock issued during period shares acquisitions		3,431,096
Proceeds from Issuance of Debt		$ 40,531,000
Fair Value Hedges, Net								2,722,440		2,722,440
EEME Energy SPVI LLC [Member] | Convertible Note Purchase Agreement [Member]
Related Party Transaction [Line Items]
Fair Value Adjustment of Warrants										608,715
Debt Instrument, Description	The Company may sell additional notes to EEMe Energy, provided that the aggregate amount does not exceed $7,500,000, and the convertible notes can only be issued for up to one year from the Initial Closing. In connection with the execution of the note purchase agreement, the Company agreed to pay 750,000 shares of the Company’s Class A common stock as an arrangement fee and 200,000 of the Company’s Class A common stock as an advisory fee, which is payable at the Initial Closing (collectively, the “Fee Shares to related party”). At issuance the Company recorded $1,425,000 in expenses for the Fee Shares to related party. This expense was recorded in interest income (expense), net in the unaudited condensed consolidated statements of operations. EEME Energy has elected to convert an aggregate of $6,000,000 of the Convertible Promissory Note (including any interest accrued thereon) into shares of Class A common stock of New XCF (refer to Note 18). The Company has elected the fair value option for valuing this note payable to related party (the “EMEE Energy Note”).
Stock Issued During Period, Value, Conversion of Units	$ 2,000,000
Debt Instrument, Interest Rate, Stated Percentage	13.30%
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature	$ 4,000,000
Debt Instrument, Fair Value Disclosure								6,276,423		6,276,423
EEME Energy SPVI LLC [Member] | Related Party [Member] | Convertible Note Purchase Agreement [Member]
Related Party Transaction [Line Items]
Loans Payable, Fair Value Disclosure								$ 6,608,715		$ 6,608,715
Previously Reported [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Outstanding payable				$ 38,613,470									$ 38,613,470
Randy Soule [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage				100.00%				100.00%		100.00%			100.00%
Encore DEC LLC [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage																		100.00%	100.00%
Incurred costs								$ 0		$ 2,648,400			$ 14,951,600	10,125,305
Other expenses										140,000	38,615		51,732	4,483,886
Outstanding payable								39,968,654		39,968,654		28,617,235		28,617,235
Construction in Progress, Gross				$ 96,412,822				99,061,222		99,061,222			96,412,822
Encore DEC LLC [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Outstanding payable				$ 38,613,470									$ 38,613,470
G L Part S P V I L L C [Member] | XCF Global Capital Inc [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage				44.20%									44.20%			27.30%
Mihir Dange And S K Y M D L L C [Member] | XCF Global Capital Inc [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage																100.00%
Randy Soule [Member]
Related Party Transaction [Line Items]
Other Receivables															$ 728,218
GL [Member]
Related Party Transaction [Line Items]
Loans payable			$ 1,404,000									2,350,000		$ 2,350,000
Debt Instrument, Maturity Date Range, Start														Aug. 14, 2023
Debt Instrument, Maturity Date Range, End														Nov. 20, 2023
Debt Instrument, Periodic Payment													$ 2,350,000	$ 2,350,000
Debt Instrument, Periodic Payment, Interest										240,000
Related Party [Member]
Related Party Transaction [Line Items]
Interest and Debt Expense								$ 1,030,976		$ 1,289,086	$ 0
New Rise SAF Renewables Limited Liability [Member]
Related Party Transaction [Line Items]
Loans payable				$ 2,396,334									2,396,334
Balance due for this loan				$ 2,396,334								$ 0	$ 2,396,334	$ 0
New Rise SAF Renewables Limited Liability [Member] | Randy Soule [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage				90.01%									90.01%
G L Part S P V I L L C [Member] | XCF Global Capital Inc [Member]
Related Party Transaction [Line Items]
Stock issued during period shares conversion of convertible securities													12,670,034
Stock issued during period shares conversion of units													33,120,034
G L Part S P V I L L C [Member] | Common Stock [Member] | XCF Global Capital Inc [Member]
Related Party Transaction [Line Items]
Stock issued during period shares acquisitions														20,450,000
Cash																$ 20,450
Common stock, par value																$ 0.001